Noncontrolling Interests	12 Months Ended
Mar. 31, 2012
Noncontrolling Interests [Abstract]
Noncontrolling Interests

18.    NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The amounts of gains (losses) recognized due to deconsolidation of subsidiaries for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥32,420 million, ¥(10,323) million and ¥(9,492) million, respectively, and gains related to the remeasurement of retained investments for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥18,782 million, nil and nil, respectively. These gains and losses were recognized under "Other non-interest income" and "Other non-interest expenses," respectively in the consolidated statements of income.

On October 1, 2009, Senshu Bank Ltd., a former consolidated subsidiary of the MUFG Group, and The Bank of Ikeda Ltd. ("Bank of Ikeda") incorporated Senshu Ikeda Holdings, Inc. through a share exchange transaction based on the business integration agreement entered into by BTMU, Senshu Bank and Bank of Ikeda on May 25, 2009. As a result of the business integration, the MUFG Group acquired shares of Senshu Ikeda Holdings, Inc. in exchange for the MUFG Group's shares of Senshu Bank and ceased to have controlling financial interests in Senshu Bank. Senshu Bank was deconsolidated, and Senshu Ikeda Holdings, Inc. became an equity method investee of MUFG from October 1, 2009. MUFG recorded the retained investment at fair value, as measured by the quoted market price of Senshu Ikeda Holdings, Inc. and recognized a gain of ¥29,004 million in the consolidated statement of income.

Changes in MUFG's Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG's shareholders' equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—	—
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	—	(20,000)
Other	221	3,859	759

Net transfers from (to) noncontrolling interest shareholders	(420)	24,409	(19,241)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥868,242	¥477,054	¥396,990